OPERATING LEASES - Schedule of Future Minimize Payment Under Non-cancel Operating Lease (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 1,674
2020	1,112
2021	649
Total	$ 3,435